UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009
                                                -----------------

Check here if Amendment [ ]; Amendment Number:_____

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GSCP (NJ), L.P.
         --------------------------
Address: 500 Campus Dr., Suite 220
         --------------------------
         Florham Park, NJ 07932
         --------------------------

Form 13F File Number: 28-10125
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard T. Allorto, Jr.
         --------------------------
Title:   Managing Director
         --------------------------
Phone:   973-593-5413
         --------------------------

Signature, Place, and Date of Signing:

/s/ Richard T. Allorto, Jr.          Florham Park, NJ              5/12/09
---------------------------          ----------------             ---------
[Signature]                          [City, State]                  [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

      Form 13F File Number        Name

      28-_________                _____________________
      [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0
                                        -------

Form 13F Information Table Entry Total:  4
                                        -------

Form 13F Information Table Value Total: $45,502
                                        -------
                                        (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number               Name

___   28-______________                  __________________________

[Repeat as necessary.]



                                                    FORM 13F INFORMATION TABLE


   COLUMN 1               COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6      COLUMN 7          COLUMN 8
   --------               --------     --------   --------       --------         --------      --------          --------

                                                            SHRS
                                                   VALUE    OR PRN         PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
  NAME OF ISSUER        TITLE OF CLASS  CUSIP     (X$1000)  AMT    SH/PRN  CALL   DISCRETION    MANAGERS   SOLE     SHARED   NONE
  --------------        --------------  -----     --------  -----  ------  ----   ----------    --------   ----     ------   ----

----------------------------------------------------------------------------------------------------------------------------------
Ram Holdings Ltd             Com      G7368R104     262   1,049,059  SH             Sole       None                 Sole
----------------------------------------------------------------------------------------------------------------------------------
Gentek Holding, LLC          Com      37245X203      18       1,028  SH             Sole       None                 Sole
----------------------------------------------------------------------------------------------------------------------------------
GSC Investment Corp.         Com      362493108   2,231     995,798  SH             Sole       None                 Sole
----------------------------------------------------------------------------------------------------------------------------------
GSC Acquisition Company      Com      40053G106  42,991   4,455,000  SH             Sole       None                 Sole
----------------------------------------------------------------------------------------------------------------------------------

[Repeat as necessary]